                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06121

Morgan Stanley Pacific Growth Fund Inc.
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY PACIFIC GROWTH FUND INC. PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six-months ended April 30, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                       MORGAN
                                                      STANLEY
                                                      CAPITAL    LIPPER
                                                INTERNATIONAL   PACIFIC
                                                       (MSCI)    REGION
                                                        WORLD     FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D         INDEX(1)   INDEX(2)
     9.84%       9.34%       9.50%      10.05%           5.70%     10.15%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

All major stock markets across the Asia Pacific region posted positive returns for the six months ended April 30, 2005. Although many investors became cautious due to concerns over the continued tightening of global monetary conditions, high oil prices, rising inflation and relatively weak economic data, markets with domestic-driven economic growth and relatively low valuations performed well. South Korean stocks, for example, registered strong gains during much of the reporting period due to the support of positive domestic economic data and inflows from both foreign and domestic investors. Malaysia, in contrast, underperformed regional peers, in part because many investors viewed stocks there as relatively expensive. In addition, the pace of economic reform in Malaysia lagged expectations, producing no tangible results. Malaysia's market did, however, benefit somewhat from anticipation among investors that China's currency -- currently pegged to the U.S. dollar -- may be revalued and potentially lead other countries with pegged currencies, including Hong Kong and Malaysia, to follow suit.

The performance of the Japanese stock market, meanwhile, was mixed. Although Japanese equities were helped in the first half of the period by the steady performance of U.S. stocks and by the generally favorable corporate profit results for the six months ended September 2004, Japan's upside was capped by the yen's appreciation relative to the U.S. dollar. In the second half of the period, Japanese equities rose modestly while the economic data continued to be volatile and mixed. Investors were encouraged by the reversal of the downward trend in real estate prices, with residential and commercial property prices in Tokyo reportedly rising for the first time in 13 years. Japanese equities weakened in the final month of the period, however; the key Nikkei 225 Index declined for six consecutive days as Sino-Japanese relations became tense. Many investors regarded high oil prices as further reason for concern.

PERFORMANCE ANALYSIS

Morgan Stanley Pacific Growth Fund outperformed the MSCI World Index and underperformed the Lipper Pacific Region Funds Index for the six months ended April 30, 2005, assuming no deduction of applicable sales charges. Both stock selection and country allocation contributed to the Fund's outperformance relative to the MSCI World Index for the period. From a top-down perspective, the Fund's overweight positions in three countries -- Hong Kong, Japan and Indonesia -- relative to the MSCI World Index were an advantage due to the strong performance of equities in these markets.

A number of Hong Kong retail and real estate stocks made significant gains for the Fund as both the consumer discretionary and real estate sectors continued to see strong growth over the six-month period. In India, several of the Fund's holdings in different sectors boosted performance as well, while two Singapore companies added further to returns. Stock selection within the Japan portion contributed to the Fund's relative performance and helped to offset the generally negative impact of the U.S. dollar's depreciation versus the yen. The Fund's holdings in the capital goods sector also added to returns, benefiting in part from strong business momentum of Japanese automobile companies. In addition, several mid-cap holdings, particularly a number of recovering semiconductor-related stocks, made gains for the Fund as their valuations became more attractive compared to their earnings momentum.

Other positions were less positive for the Fund's performance relative to its benchmarks. An underweighted position in Australia relative to the MSCI World Index, for example, hurt the Fund's returns due to the relatively strong performance of the Australian market. The market's bias to mid- and small-cap Japanese stocks in the first several months of 2005 hindered the relative performance of the Fund, which has larger exposure to large-cap stocks. In addition, the Fund did not include exposure to Japanese banks, and this detracted from relative performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Esprit Holdings Ltd.                        2.7%
Matsushita Electric Industrial Co., Ltd.    1.6
Canon, Inc.                                 1.5
New World Development Co., Ltd.             1.5
Toyota Motor Corp.                          1.5
Nissan Motor Co., Ltd.                      1.5
Mitsubishi Corp.                            1.4
Kaneka Corp.                                1.2
Toshiba Corp.                               1.2
Nintendo Co., Ltd.                          1.2

TOP FIVE COUNTRIES

Japan                                      50.8%
Hong Kong                                  11.0
Taiwan                                      9.3
Australia                                   8.9
South Korea                                 4.9

DATA AS OF APRIL 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS, INCLUDING DEPOSITARY RECEIPTS, AND OTHER SECURITIES OF COMPANIES THAT HAVE A PRINCIPAL PLACE OF BUSINESS IN, OR DERIVE A MAJORITY OF THEIR REVENUES FROM BUSINESS IN ASIA, AUSTRALIA OR NEW ZEALAND. THE PRINCIPAL ASIAN COUNTRIES
INCLUDE: JAPAN, MALAYSIA, SINGAPORE, HONG KONG, THAILAND, THE PHILIPPINES, INDIA, INDONESIA, TAIWAN AND SOUTH KOREA. THE FUND'S ASSETS WILL BE INVESTED IN AT LEAST THREE COUNTRIES. THE FUND, HOWEVER, MAY INVEST MORE THAN 25 PERCENT OF ITS NET ASSETS IN JAPAN, HONG KONG, MALAYSIA, SOUTH KOREA AND/OR TAIWAN. THUS, THE INVESTMENT PERFORMANCE OF THE FUND MAY BE SUBJECT TO THE SOCIAL, POLITICAL AND ECONOMIC EVENTS OCCURRING IN THOSE COUNTRIES TO A GREATER EXTENT THAN OTHER COUNTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2005

                   CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                  (SINCE 07/28/97)     (SINCE 11/30/90)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                       TGRAX                TGRBX                TGRCX                TGRDX
1 YEAR                       10.43%(3)             9.51%(3)             9.67%(3)            10.72%(3)
                              4.64(4)              4.51(4)              8.67(4)                --

5 YEARS                      (2.41)(3)            (3.20)(3)            (3.14)(3)            (2.18)(3)
                             (3.46)(4)            (3.59)(4)            (3.14)(4)               --

10 YEARS                        --                (1.77)(3)               --                   --
                                --                (1.77)(4)               --                   --

SINCE INCEPTION              (3.24)(3)             3.29(3)             (3.92)(3)            (3.01)(3)
                             (3.91)(4)             3.29(4)             (3.92)(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER PACIFIC REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER PACIFIC REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/04 - 04/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING           ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                  ---------------   ---------------   ---------------
                                                                                         11/01/04 -
                                                     11/01/04           04/30/05          04/30/05
                                                  ---------------   ---------------   ---------------
CLASS A
Actual (9.84% return)                             $      1,000.00   $      1,098.40   $          8.95
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,016.27   $          8.60

CLASS B
Actual (9.34% return)                             $      1,000.00   $      1,093.40   $         12.87
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,012.50   $         12.37

CLASS C
Actual (9.50% return)                             $      1,000.00   $      1,095.00   $         12.78
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,012.60   $         12.28

CLASS D
Actual (10.05% return)                            $      1,000.00   $      1,100.50   $          7.71
Hypothetical (5% annual return before expenses)   $      1,000.00   $      1,017.46   $          7.40

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.72%, 2.48%, 2.46% AND 1.48% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement and the Sub-Advisors (each an affiliated company of the Investment Adviser) under the Sub-Advisory Agreements, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser, the Sub-Advisors and the Administrator are referred to, collectively, as the "Adviser" and the Investment Advisory, the Sub-Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was below its performance peer group average for the five-year period, but better for the one- and three-year periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate for the Fund and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was slightly higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund, but (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee was competitive with the management fees charged by other investment advisers considering that the Adviser's overall management of the Fund resulted in lower total expenses compared to its expense peer group average.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints in the management fee schedule. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because of the breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board considered the float benefits and the above-referenced ECN-related revenue and concluded that they were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

  NUMBER OF
    SHARES                                                                  VALUE
--------------------------------------------------------------------------------------
                  COMMON STOCKS (a) (99.1%)

                  AUSTRALIA (8.9%)
                  APPAREL/FOOTWEAR
        173,221   Billabong International Ltd.                         $     1,556,337
                                                                       ---------------
                  BEVERAGES: ALCOHOLIC
         45,550   Lion Nathan Ltd.                                             259,666
                                                                       ---------------
                  BIOTECHNOLOGY
         30,150   CSL Ltd.                                                     748,130
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
         33,300   Leighton Holdings Ltd.                                       257,965
                                                                       ---------------
                  FINANCIAL CONGLOMERATES
        290,050   AMP Ltd.                                                   1,532,515
                                                                       ---------------
                  FOREST PRODUCTS
        151,000   Gunns Ltd.                                                   443,231
                                                                       ---------------
                  MAJOR BANKS
        115,350   Australia and New Zealand
                   Banking Group Ltd.                                        1,949,050
         54,550   National Australia Bank Ltd.                               1,244,524
                                                                       ---------------
                                                                             3,193,574
                                                                       ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
        182,450   Brambles Industries Ltd.                                   1,121,039
                                                                       ---------------
                  MULTI-LINE INSURANCE
         73,250   Insurance Australia Group Ltd.                               348,331
                                                                       ---------------
                  OILFIELD SERVICES/EQUIPMENT
        312,500   Downer EDI Ltd.                                            1,106,003
                                                                       ---------------
                  OTHER METALS/MINERALS
        150,801   BHP Billiton Ltd.                                          1,903,111
         64,450   Rio Tinto Ltd.                                             2,090,337
                                                                       ---------------
                                                                             3,993,448
                                                                       ---------------
                  PRECIOUS METALS
         36,400   Newcrest Mining Ltd.                                         421,929
                                                                       ---------------
                  PROPERTY - CASUALTY INSURERS
        148,400   QBE Insurance Group Ltd.                                   1,735,924
                                                                       ---------------
                  STEEL
         27,450   Blue Scope Steel Ltd.                                        164,416
                                                                       ---------------
                  WASTE DISPOSAL
         34,900   Transpacific Industries
                   Group Ltd.*                                         $        65,341
                                                                       ---------------
                  TOTAL AUSTRALIA                                           16,947,849
                                                                       ---------------
                  CHINA (1.0%)
                  AIRLINES
        816,000   Air China Ltd.*                                              289,252
                                                                       ---------------
                  COMPUTER PERIPHERALS
        408,000   Foxconn International
                   Holdings Ltd.*                                              245,652
                                                                       ---------------
                  ELECTRIC UTILITIES
        919,000   Huadian Power International
                   Corp., Ltd.                                                 284,665
                                                                       ---------------
                  FOOD RETAIL
        301,000   Lianhua Supermarket
                   Holdings Ltd. (Class H)                                     326,619
                                                                       ---------------
                  INVESTMENT TRUSTS/MUTUAL FUNDS
        100,000   Investment Co. of China**                                     13,600
                                                                       ---------------
                  LIFE/HEALTH INSURANCE
        532,000   China Life Insurance
                   Co., Ltd. (Class H)*                                        353,125
                                                                       ---------------
                  MULTI-LINE INSURANCE
        259,000   Ping An Insurance (Group)
                   Co., Ltd. (Class H)                                         396,773
                                                                       ---------------
                  TOTAL CHINA                                                1,909,686
                                                                       ---------------
                  HONG KONG (11.0%)
                  AGRICULTURAL COMMODITIES/MILLING
        494,000   Global Bio-Chem Technology
                   Group Co., Ltd.                                             324,474
                                                                       ---------------
                  ALUMINUM
      2,416,000   Asia Aluminum Holdings Ltd.                                  280,217
                                                                       ---------------
                  APPAREL/FOOTWEAR
      1,262,000   Victory City International
                   Holdings Ltd.                                               406,663
                                                                       ---------------
                  APPAREL/FOOTWEAR RETAIL
        690,000   Esprit Holdings Ltd.                                       5,166,031
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                  VALUE
--------------------------------------------------------------------------------------
                  CONSUMER SUNDRIES
        818,000   Moulin Global Eyecare
                   Holdings Ltd.                                       $       503,503
                                                                       ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
        497,000   The Grande Holdings Ltd.                                     467,034
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
      2,655,800   New World Development
                   Co., Ltd.                                                 2,861,574
                                                                       ---------------
                  INDUSTRIAL CONGLOMERATES
         85,000   Swire Pacific Ltd. (Class A)                                 711,617
                                                                       ---------------
                  INDUSTRIAL SPECIALTIES
        217,000   Kingboard Chemical
                   Holdings Ltd.                                               647,889
                                                                       ---------------
                  OTHER CONSUMER SERVICES
      1,099,000   China Travel International
                   Investment Ltd.                                             322,446
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
         66,000   Cheung Kong (Holdings) Ltd.                                  626,516
        489,000   Great Eagle Holdings Ltd.                                  1,106,745
        261,000   Henderson Land
                   Development Co., Ltd.                                     1,217,017
        274,000   HongKong Land Holdings Ltd.                                  793,164
        884,000   Hysan Development Co., Ltd.                                1,840,046
                                                                       ---------------
                                                                             5,583,488
                                                                       ---------------
                  TEXTILES
        608,000   Fountain Set (Holdings) Ltd.                                 364,036
                                                                       ---------------
                  TOOLS/HARDWARE
        749,000   Techtronic Industries
                   Co., Ltd.                                                 1,670,047
                                                                       ---------------
                  WHOLESALE DISTRIBUTORS
        348,800   Li & Fung Ltd.                                               670,150
                                                                       ---------------
                  WIRELESS TELECOMMUNICATIONS
        284,000   China Mobile Ltd.                                            991,600
                                                                       ---------------
                  TOTAL HONG KONG                                           20,970,769
                                                                       ---------------
                  INDIA (2.4%)
                  AUTO PARTS: O.E.M.
         85,000   Amtek Auto Ltd.                                      $       321,620
                                                                       ---------------
                  ELECTRICAL PRODUCTS
         77,300   Bharat Heavy Electricals Ltd.                              1,418,090
                                                                       ---------------
                  MOTOR VEHICLES
         55,000   Hero Honda Motors Ltd.                                       635,881
                                                                       ---------------
                  REGIONAL BANKS
        399,000   Union Bank of India Ltd.                                     884,757
                                                                       ---------------
                  TEXTILES
        334,000   Alok Industries Ltd.                                         464,963
        106,000   Raymond Ltd.                                                 751,397
                                                                       ---------------
                                                                             1,216,360
                                                                       ---------------
                  TOTAL INDIA                                                4,476,708
                                                                       ---------------
                  INDONESIA (1.6%)
                  COAL
      4,483,500   PT Bumi Resources Tbk*                                       356,541
                                                                       ---------------
                  CONSTRUCTION MATERIALS
      1,517,500   PT Indocement Tunggal
                   Prakarsa Tbk*                                               421,164
                                                                       ---------------
                  DEPARTMENT STORES
      3,890,000   PT Ramayana Lestari
                   Sentosa Tbk                                                 313,197
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
     25,163,000   PT Kawasan Industri
                   Jababeka Tbk*                                               302,860
                                                                       ---------------
                  REGIONAL BANKS
      1,910,000   PT Bank Central Asia Tbk                                     613,809
      2,854,000   PT Bank Rakyat Indonesia                                     800,985
                                                                       ---------------
                                                                             1,414,794
                                                                       ---------------
                  TOBACCO
        124,000   Pt Gudang Garam Tbk                                          195,579
                                                                       ---------------
                  TOTAL INDONESIA                                            3,004,135
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                  VALUE
--------------------------------------------------------------------------------------
                  JAPAN (50.8%)
                  AUTO PARTS: O.E.M.
         73,300   NIFCO Inc.                                           $     1,162,072
                                                                       ---------------
                  BUILDING PRODUCTS
        166,000   Sanwa Shutter Corp.                                          896,270
                                                                       ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
        450,000   Mitsubishi Chemical Corp.                                  1,429,243
                                                                       ---------------
                  CHEMICALS: SPECIALTY
        276,000   Daicel Chemical
                   Industries, Ltd.                                          1,484,575
        379,000   Denki Kagaku Kogyo
                   Kabushiki Kaisha                                          1,308,430
        215,000   Kaneka Corp.                                               2,341,432
        121,000   Shin-Etsu Polymer Co., Ltd.                                  925,414
                                                                       ---------------
                                                                             6,059,851
                                                                       ---------------
                  COMMERCIAL PRINTING/FORMS
         92,000   Dai Nippon Printing Co., Ltd.                              1,477,387
         57,000   Nissha Printing Co., Ltd.                                    933,660
                                                                       ---------------
                                                                             2,411,047
                                                                       ---------------
                  COMPUTER PERIPHERALS
         91,100   Mitsumi Electric Co., Ltd.                                 1,003,645
                                                                       ---------------
                  COMPUTER PROCESSING HARDWARE
        399,000   Fujitsu Ltd.                                               2,200,560
                                                                       ---------------
                  ELECTRIC UTILITIES
         54,700   Tokyo Electric Power
                   Co., Inc.                                                 1,312,247
                                                                       ---------------
                  ELECTRICAL PRODUCTS
        250,000   Furukawa Electric
                   Co., Ltd.*                                                1,106,442
                                                                       ---------------
                  ELECTRONIC COMPONENTS
         31,400   TDK Corp.                                                  2,197,797
                                                                       ---------------
                  ELECTRONIC DISTRIBUTORS
         40,300   Ryosan Co., Ltd.                                           1,063,970
                                                                       ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
         55,000   Canon, Inc.                                                2,865,850
        131,000   Casio Computer Co., Ltd.                                   1,795,405
         24,200   Kyocera Corp.                                              1,768,624
        203,000   Matsushita Electric
                   Industrial Co., Ltd.                                $     2,972,696
        360,000   NEC Corp.                                                  1,985,123
        123,000   Ricoh Co., Ltd.                                            1,963,556
        570,000   Toshiba Corp.                                              2,335,185
                                                                       ---------------
                                                                            15,686,439
                                                                       ---------------
                  ELECTRONICS/APPLIANCES
         62,600   Fuji Photo Film Co., Ltd.                                  2,071,946
         27,900   Rinnai Corp.                                                 714,056
         49,400   Sony Corp.                                                 1,820,869
                                                                       ---------------
                                                                             4,606,871
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
         72,000   Kyudenko Corp.                                               454,992
         40,000   Maeda Road
                   Construction Co., Ltd.                                      295,951
        244,000   Obayashi Corp.                                             1,427,390
         35,000   Sanki Engineering Co., Ltd.                                  270,114
                                                                       ---------------
                                                                             2,448,447
                                                                       ---------------
                  FINANCE/RENTAL/LEASING
         76,300   Hitachi Capital Corp.                                      1,448,571
                                                                       ---------------
                  FOOD RETAIL
         65,200   FamilyMart Co., Ltd.                                       2,025,172
                                                                       ---------------
                  FOOD: MEAT/FISH/DAIRY
         75,000   Nippon Meat Packers, Inc.                                    947,441
                                                                       ---------------
                  FOOD: SPECIALTY/CANDY
         46,600   House Foods Corp.                                            665,479
                                                                       ---------------
                  HOME BUILDING
        200,000   Sekisui Chemical Co., Ltd.                                 1,449,546
        136,000   Sekisui House, Ltd.                                        1,438,306
                                                                       ---------------
                                                                             2,887,852
                                                                       ---------------
                  HOME FURNISHINGS
          7,200   Sangetsu Co., Ltd.                                           183,935
                                                                       ---------------
                  INDUSTRIAL CONGLOMERATES
        318,000   Hitachi Ltd.                                               1,867,412
                                                                       ---------------
                  INDUSTRIAL MACHINERY
        190,000   Amada Co., Ltd.                                            1,178,078
        145,000   Daifuku Co., Ltd.                                          1,067,806
         84,100   Daikin Industries Ltd.                                     2,099,365

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                  VALUE
--------------------------------------------------------------------------------------
         53,000   Fuji Machine Mfg. Co., Ltd.                          $       524,391
         87,000   Fujitec Co., Ltd.                                            472,775
        617,000   Mitsubishi Heavy
                   Industries, Ltd.                                          1,640,176
        250,000   Tsubakimoto Chain Co.                                      1,125,403
                                                                       ---------------
                                                                             8,107,994
                                                                       ---------------
                  INDUSTRIAL SPECIALTIES
         60,700   Lintec Corp.                                                 918,240
        123,000   Toyo Ink Manufacturing
                   Co., Ltd.                                                   491,387
                                                                       ---------------
                                                                             1,409,627
                                                                       ---------------
                  MAJOR TELECOMMUNICATIONS
            311   Nippon Telegraph &
                   Telephone Corp.                                           1,301,500
                                                                       ---------------
                  METAL FABRICATIONS
        205,000   Minebea Co., Ltd.                                            815,291
                                                                       ---------------
                  MISCELLANEOUS MANUFACTURING
        103,300   Kurita Water Industries Ltd.                               1,607,590
                                                                       ---------------
                  MOTOR VEHICLES
        287,400   Nissan Motor Co., Ltd.                                     2,836,348
        112,000   Suzuki Motor Corp.                                         1,911,211
         78,500   Toyota Motor Corp.                                         2,855,833
         82,200   Yamaha Motor Co., Ltd.                                     1,442,841
                                                                       ---------------
                                                                             9,046,233
                                                                       ---------------
                  MOVIES/ENTERTAINMENT
         37,100   TOHO Co., Ltd.                                               586,777
                                                                       ---------------
                  OTHER TRANSPORTATION
         30,000   Mitsubishi Logistics Corp.                                   310,973
                                                                       ---------------
                  PHARMACEUTICALS: MAJOR
         89,700   Sankyo Co., Ltd.                                           1,868,310
                                                                       ---------------
                  PHARMACEUTICALS: OTHER
         61,000   Astellas Pharma Inc.                                       2,215,072
         39,500   Ono Pharmaceutical Co., Ltd.                               2,011,153
                                                                       ---------------
                                                                             4,226,225
                                                                       ---------------
                  RAILROADS
            328   East Japan Railway Co.                                     1,707,102
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
        110,000   Mitsubishi Estate Co., Ltd.                          $     1,180,921
                                                                       ---------------
                  RECREATIONAL PRODUCTS
         20,300   Nintendo Co., Ltd.                                         2,315,117
        130,400   Yamaha Corp.                                               1,932,085
                                                                       ---------------
                                                                             4,247,202
                                                                       ---------------
                  SEMICONDUCTORS
         10,000   Rohm Co., Ltd.                                               943,092
                                                                       ---------------
                  TEXTILES
        111,000   Nisshinbo Industries, Inc.                                   868,573
        240,000   Teijin Ltd.                                                1,086,918
                                                                       ---------------
                                                                             1,955,491
                                                                       ---------------
                  WHOLESALE DISTRIBUTORS
         23,000   Hitachi High-Technologies Corp.                              357,377
        189,600   Mitsubishi Corp.                                           2,595,298
         84,000   Nagase & Co., Ltd.                                           818,963
                                                                       ---------------
                                                                             3,771,638
                                                                       ---------------
                  TOTAL JAPAN                                               96,696,729
                                                                       ---------------
                  MALAYSIA (0.5%)
                  ELECTRIC UTILITIES
        164,000   Tenaga Nasional Berhad                                       457,833
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
        155,000   Road Builder (M) Holdings
                   Berhad                                                      110,641
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
        315,800   Bandar Raya Developments
                   Berhad                                                      157,145
        515,000   MK Land Holdings Berhad                                      183,282
                                                                       ---------------
                                                                               340,427
                                                                       ---------------
                  TOTAL MALAYSIA                                               908,901
                                                                       ---------------
                  NEW ZEALAND (0.4%)
                  FOREST PRODUCTS
        546,750   Carter Holt Harvey Ltd.                                      742,842
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                  VALUE
--------------------------------------------------------------------------------------
                  SINGAPORE (4.2%)
                  AIRLINES
        232,000   Singapore Airlines Ltd.                              $     1,587,534
                                                                       ---------------
                  ELECTRONIC COMPONENTS
        575,000   UniSteel Technology Ltd.                                     580,653
         87,100   Venture Corp., Ltd.                                          741,909
                                                                       ---------------
                                                                             1,322,562
                                                                       ---------------
                  MAJOR BANKS
        209,000   Oversea - Chinese Banking
                   Corp., Ltd.                                               1,713,923
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
        701,000   Capitaland Ltd.                                            1,092,701
        144,400   City Developments Ltd.                                       609,301
                                                                       ---------------
                                                                             1,702,002
                                                                       ---------------
                  WATER UTILITIES
        781,000   Hyflux Ltd.                                                1,621,723
                                                                       ---------------
                  TOTAL SINGAPORE                                            7,947,744
                                                                       ---------------
                  SOUTH KOREA (4.9%)
                  AIRLINES
         19,180   Korean Air Lines Co., Ltd.                                   355,571
                                                                       ---------------
                  APPAREL/FOOTWEAR
         36,610   Cheil Industries Inc.                                        628,506
                                                                       ---------------
                  AUTOMOTIVE AFTERMARKET
         77,130   Hankook Tire Co., Ltd.                                       785,168
         19,530   Kumho Tire Co. Inc. (GDR)*                                   134,757
                                                                       ---------------
                                                                               919,925
                                                                       ---------------
                  ELECTRONIC COMPONENTS
          2,610   Samsung SDI Co., Ltd.                                        256,654
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
         65,320   Doosan Heavy Industries and
                   Construction Co., Ltd.                                      814,501
         15,630   GS Engineering &
                   Construction Corp.                                          469,850
                                                                       ---------------
                                                                             1,284,351
                                                                       ---------------
                  FOOD: SPECIALTY/CANDY
          5,482   Orion Corp.                                          $       752,075
                                                                       ---------------
                  INDUSTRIAL MACHINERY
         17,230   Hyundai Mobis                                              1,128,426
                                                                       ---------------
                  INVESTMENT BANKS/BROKERS
          7,440   Daishin Securities Co., Ltd.                                  89,502
          9,780   Woori Investment & Securities
                   Co., Ltd.                                                    78,089
                                                                       ---------------
                                                                               167,591
                                                                       ---------------
                  MOTOR VEHICLES
         11,580   Hyundai Motor Co., Ltd.                                      631,712
                                                                       ---------------
                  OIL REFINING/MARKETING
          3,920   SK Corp.                                                     219,530
                                                                       ---------------
                  PROPERTY - CASUALTY INSURERS
          3,010   Samsung Fire & Marine
                   Insurance Co., Ltd.                                         205,852
                                                                       ---------------
                  REGIONAL BANKS
         75,150   Pusan Bank                                                   584,746
                                                                       ---------------
                  SEMICONDUCTORS
          2,964   Samsung Electronics
                   Co., Ltd.                                                 1,359,735
                                                                       ---------------
                  TOBACCO
         14,520   KT&G Corp.                                                   523,827
                                                                       ---------------
                  TRUCKS/CONSTRUCTION/FARM
                  MACHINERY
         19,790   Daewoo Heavy Industries &
                   Machinery Ltd.                                              162,813
          4,380   Hyundai Heavy Industries
                   Co., Ltd.                                                   224,144
                                                                       ---------------
                                                                               386,957
                                                                       ---------------
                  TOTAL SOUTH KOREA                                          9,405,458
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                  VALUE
--------------------------------------------------------------------------------------
                  TAIWAN (9.3%)
                  AUTOMOTIVE AFTERMARKET
        249,480   Cheng Shin Rubber Industry
                   Co., Ltd.                                           $       282,695
                                                                       ---------------
                  COMPUTER PERIPHERALS
        249,955   Hon Hai Precision Industry
                   Co., Ltd.                                                 1,195,280
         11,900   Hon Hai Precision Industry
                   Co., Ltd. (GDR)*                                            111,695
                                                                       ---------------
                                                                             1,306,975
                                                                       ---------------
                  COMPUTER PROCESSING
                  HARDWARE
        349,747   Acer Inc.                                                    574,800
                                                                       ---------------
                  CONSTRUCTION MATERIALS
        323,295   Taiwan Cement Corp.                                          197,709
                                                                       ---------------
                  ELECTRICAL PRODUCTS
        530,960   Phoenixtec Power Co., Ltd.                                   584,317
                                                                       ---------------
                  ELECTRONIC COMPONENTS
        428,330   Infortrend Technology Inc.                                   829,713
        664,515   Ya Hsin Industrial Co., Ltd.                                 613,278
                                                                       ---------------
                                                                             1,442,991
                                                                       ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
        305,000   Au Optronics Corp.                                           488,251
        277,000   Delta Electronics, Inc.                                      444,725
         43,600   Delta Electronics, Inc. (GDR)                                344,440
                                                                       ---------------
                                                                             1,277,416
                                                                       ---------------
                  ELECTRONICS/APPLIANCE STORES
        116,757   Largan Precision Co., Ltd.                                   709,318
                                                                       ---------------
                  ELECTRONICS/APPLIANCES
        261,335   Tsann Kuen Enterprise
                   Co., Ltd.                                                   331,930
                                                                       ---------------
                  ENGINEERING & CONSTRUCTION
        801,019   CTCI Corp.                                                   449,543
                                                                       ---------------
                  FINANCIAL CONGLOMERATES
        378,000   Cathay Financial Holding Co.                                 687,175
         19,667   Fubon Financial Holding
                   Co., Ltd (GDR)                                              173,070
        816,000   Mega Financial Holdings
                   Co., Ltd.                                           $       513,316
      1,446,124   Shin Kong Financial Holding
                   Co., Ltd.                                                 1,361,783
      1,260,201   Taishin Financial Holdings
                   Co., Ltd.                                                 1,134,341
                                                                       ---------------
                                                                             3,869,685
                                                                       ---------------
                  INDUSTRIAL SPECIALTIES
        194,028   Asia Optical Co. Inc.                                      1,208,404
                                                                       ---------------
                  INVESTMENT BANKS/BROKERS
        764,913   Polaris Securities Co., Ltd.                                 338,062
                                                                       ---------------
                  MISCELLANEOUS MANUFACTURING
        194,800   Cather Technology Co., Ltd.                                1,042,524
        135,725   Chaun-Choung Technology
                   Corp.                                                       297,934
                                                                       ---------------
                                                                             1,340,458
                                                                       ---------------
                  PACKAGED SOFTWARE
        252,023   Springsoft Inc.                                              513,313
                                                                       ---------------
                  REGIONAL BANKS
      1,300,749   Chinatrust Financial Holding
                   Co., Ltd.                                                 1,494,762
                                                                       ---------------
                  SEMICONDUCTORS
        146,813   Faraday Technology Corp.                                     257,937
        131,287   MediaTek Inc.                                              1,003,806
        205,000   SunPlus Technology Co., Ltd.                                 275,829
        133,000   Taiwan Semiconductor
                   Manufacturing Co. Ltd.*                                     222,205
                                                                       ---------------
                                                                             1,759,777
                                                                       ---------------
                  TOTAL TAIWAN                                              17,682,155
                                                                       ---------------
                  THAILAND (4.3%)
                  AIRLINES
        421,600   Thai Airways International PCL
                   (Alien Shares)                                              448,738
                                                                       ---------------
                  COAL
         84,000   Banpu PCL (Alien Shares)                                     344,856
                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                  VALUE
--------------------------------------------------------------------------------------
                  ENGINEERING & CONSTRUCTION
        802,600   Ch. Karnchang PCL
                   (Alien Shares)                                      $       217,634
      1,798,600   Italian-Thai Development PCL
                   (Alien Shares)                                              421,618
      1,616,000   Sino Thai Engineering &
                   Construction PCL
                   (Alien Shares)                                              335,813
                                                                       ---------------
                                                                               975,065
                                                                       ---------------
                  MAJOR BANKS
        905,300   Kasikornbank PCL
                   (Alien Shares)*                                           1,279,868
         26,700   Kasikornbank PCL (NVDR)*                                      36,200
                                                                       ---------------
                                                                             1,316,068
                                                                       ---------------
                  OIL REFINING/MARKETING
        113,300   PTT PCL (Alien Shares)                                       574,252
         77,500   Thai Oil PCL (Alien Shares)*                                 126,679
                                                                       ---------------
                                                                               700,931
                                                                       ---------------
                  REAL ESTATE DEVELOPMENT
      4,182,800   Asian Property Development
                   PCL (Alien Shares)                                          390,084
                                                                       ---------------
                  REGIONAL BANKS
        655,800   Bangkok Bank PCL
                   (Alien Shares)*                                           1,783,875
        183,900   Siam City Bank PCL
                   (Alien Shares)                                              114,646
        350,500   Siam Commercial Bank
                   PCL (Alien Shares)                                          419,694
                                                                       ---------------
                                                                             2,318,215
                                                                       ---------------
                  SPECIALTY TELECOMMUNICATIONS
      2,540,600   True Corporation PCL
                   (Alien Shares)*                                             527,950
                                                                       ---------------
                  WIRELESS TELECOMMUNICATIONS
        195,700   Advanced Info Service PCL
                   (Alien Shares)                                              471,148
        226,000   Total Access Communication
                   PCL (Alien Shares)*                                         616,446
                                                                       ---------------
                                                                             1,087,594
                                                                       ---------------
                  TOTAL THAILAND                                             8,109,501
                                                                       ---------------
                  TOTAL COMMON STOCKS
                   (COST $162,450,520)                                     188,802,477
                                                                       ---------------
                  PREFERRED STOCKS (a) (0.7%)
                  SOUTH KOREA
                  MOTOR VEHICLES
          9,000   Hyundai Motor Co., Ltd.                              $       313,447
                                                                       ---------------
                  SEMICONDUCTORS
          3,414   Samsung Electronics
                   Co., Ltd.                                                 1,030,684
                                                                       ---------------
                  TOTAL PREFERRED STOCKS
                   (COST $719,618)                                           1,344,131
                                                                       ---------------
                  WARRANT (a) (0.0%)
                  THAILAND
                  ENGINEERING & CONSTRUCTION
        269,333   Sino Thai Engineering &
                   Construction PCL
                   (due 04/18/08)
                   (COST $20,868)                                                    0
                                                                       ---------------
TOTAL INVESTMENTS
 (COST $163,191,006) (b)                              99.8%                190,146,608
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                           0.2                     316,415
                                                     -----             ---------------
NET ASSETS                                           100.0%            $   190,463,023
                                                     =====             ===============

----------
  GDR     GLOBAL DEPOSITARY RECEIPT.

  NVDR    NON VOTING DEPOSITARY RECEIPT.

  *       NON-INCOME PRODUCING SECURITY.

  **      RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

  (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $190,146,608 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER
          PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.

  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES . THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $46,536,575 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $19,580,973, RESULTING IN NET UNREALIZED APPRECIATION OF $26,955,602.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

                                                             PERCENT OF
INDUSTRY                                        VALUE        NET ASSETS
-----------------------------------------------------------------------
Electronic Equipment/Instruments           $  17,430,889            9.1%
Motor Vehicles                                10,627,273            5.6
Real Estate Development                        9,499,782            5.0
Industrial Machinery                           9,236,420            4.8
Engineering & Construction                     8,387,586            4.4
Regional Banks                                 6,697,274            3.5
Major Banks                                    6,223,565            3.3
Chemicals: Specialty                           6,059,851            3.2
Financial Conglomerates                        5,402,200            2.8
Electronic Components                          5,220,004            2.7
Apparel/Footwear Retail                        5,166,031            2.7
Semiconductors                                 5,093,288            2.7
Electronics/Appliances                         4,938,801            2.6
Wholesale Distributors                         4,441,788            2.3
Recreational Products                          4,247,202            2.2
Pharmaceuticals: Other                         4,226,225            2.2
Other Metals/Minerals                          3,993,448            2.1
Textiles                                       3,535,887            1.9
Industrial Specialties                         3,265,920            1.7
Electrical Products                            3,108,849            1.6
Miscellaneous Manufacturing                    2,948,048            1.5
Home Building                                  2,887,852            1.5
Airlines                                       2,681,095            1.4
Computer Processing Hardware                   2,775,360            1.4
Apparel/Footwear                               2,591,506            1.4
Industrial Conglomerates                       2,579,029            1.4
Computer Peripherals                           2,556,272            1.3
Commercial Printing/Forms                      2,411,047            1.3
Food Retail                                    2,351,791            1.2
Wireless Telecommunications                    2,079,194            1.1
Electric Utilities                             2,054,745            1.1
Property - Casualty Insurers                   1,941,776            1.0
Pharmaceuticals: Major                         1,868,310            1.0
Railroads                                      1,707,102            0.9
Tools/Hardware                                 1,670,047            0.9
Water Utilities                                1,621,723            0.9
Auto Parts: O.E.M.                             1,483,692            0.8
Finance/Rental/Leasing                         1,448,571            0.8
Chemicals: Major Diversified                   1,429,243            0.7
Food: Specialty/Candy                          1,417,554            0.7
Major Telecommunications                   $   1,301,500            0.7%
Automotive Aftermarket                         1,202,620            0.6
Forest Products                                1,186,073            0.6
Miscellaneous Commercial Services              1,121,039            0.6
Oilfield Services/Equipment                    1,106,003            0.6
Electronic Distributors                        1,063,970            0.5
Food: Meat/Fish/Dairy                            947,441            0.5
Oil Refining/Marketing                           920,461            0.5
Building Products                                896,270            0.5
Metal Fabrications                               815,291            0.4
Biotechnology                                    748,130            0.4
Multi-Line Insurance                             745,104            0.4
Tobacco                                          719,406            0.4
Electronics/Appliance Stores                     709,318            0.4
Coal                                             701,397            0.4
Construction Materials                           618,873            0.3
Movies/Entertainment                             586,777            0.3
Specialty Telecommunications                     527,950            0.3
Packaged Software                                513,313            0.3
Investment Banks/Brokers                         505,653            0.3
Consumer Sundries                                503,503            0.3
Precious Metals                                  421,929            0.2
Trucks/Construction/Farm Machinery               386,957            0.2
Life/Health Insurance                            353,125            0.2
Agricultural Commodities/Milling                 324,474            0.2
Other Consumer Services                          322,446            0.2
Department Stores                                313,197            0.2
Other Transportation                             310,973            0.2
Aluminum                                         280,217            0.1
Beverages: Alcoholic                             259,666            0.1
Home Furnishings                                 183,935            0.1
Steel                                            164,416            0.1
Waste Disposal                                    65,341            0.0
Investment Trusts/Mutual Funds                    13,600            0.0
                                           -------------   ------------
                                           $ 190,146,608           99.8%
                                           =============   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $163,191,006)                       $  190,146,608
Foreign cash (cost $282,122)                                                         283,736
Receivable for:
  Dividends                                                                          678,276
  Investments sold                                                                   418,935
  Foreign withholding taxes reclaimed                                                165,466
  Capital stock sold                                                                   9,908
Prepaid expenses and other assets                                                     74,288
                                                                              --------------
    TOTAL ASSETS                                                                 191,777,217
                                                                              --------------
LIABILITIES:
Payable for:
  Capital stock redeemed                                                             192,213
  Investments purchased                                                              177,897
  Investment advisory fee                                                            138,578
  Distribution fee                                                                   131,787
  Administration fee                                                                  12,743
Payable to bank                                                                      474,758
Accrued expenses and other payables                                                  186,218
                                                                              --------------
    TOTAL LIABILITIES                                                              1,314,194
                                                                              --------------
    NET ASSETS                                                                $  190,463,023
                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $  542,057,310
Net unrealized appreciation                                                       26,968,424
Accumulated net investment loss                                                   (1,681,098)
Accumulated net realized loss                                                   (376,881,613)
                                                                              --------------
    NET ASSETS                                                                $  190,463,023
                                                                              ==============
CLASS A SHARES:
Net Assets                                                                    $  117,300,071
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                 8,206,546
    NET ASSET VALUE PER SHARE                                                 $        14.29
                                                                              ==============

    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                           $        15.08
                                                                              ==============
CLASS B SHARES:
Net Assets                                                                    $   57,884,876
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                 4,187,410
    NET ASSET VALUE PER SHARE                                                 $        13.82
                                                                              ==============
CLASS C SHARES:
Net Assets                                                                    $    8,309,791
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                   601,056
    NET ASSET VALUE PER SHARE                                                 $        13.83
                                                                              ==============
CLASS D SHARES:
Net Assets                                                                    $    6,968,285
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                   482,058
    NET ASSET VALUE PER SHARE                                                 $        14.46
                                                                              ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $131,479 foreign withholding tax)                              $    1,598,194
Interest                                                                                 21,293
                                                                                 --------------
    TOTAL INCOME                                                                      1,619,487
                                                                                 --------------
EXPENSES
Distribution fee (Class A shares)                                                        13,076
Distribution fee (Class B shares)                                                       868,196
Distribution fee (Class C shares)                                                        41,575
Investment advisory fee                                                                 854,658
Transfer agent fees and expenses                                                        301,867
Custodian fees                                                                           85,969
Administration fee                                                                       78,589
Shareholder reports and notices                                                          42,976
Professional fees                                                                        37,673
Registration fees                                                                        24,654
Directors' fees and expenses                                                              4,418
Other                                                                                    18,433
                                                                                 --------------
    TOTAL EXPENSES                                                                    2,372,084
                                                                                 --------------
    NET INVESTMENT LOSS                                                                (752,597)
                                                                                 --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                           9,238,472
Foreign exchange transactions                                                           (89,728)
                                                                                 --------------
    NET REALIZED GAIN                                                                 9,148,744
                                                                                 --------------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                           9,536,001
Translation of other assets and liabilities denominated in foreign currencies            (7,093)
                                                                                 --------------
    NET APPRECIATION                                                                  9,528,908
                                                                                 --------------
    NET GAIN                                                                         18,677,652
                                                                                 --------------
NET INCREASE                                                                     $   17,925,055
                                                                                 ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX       FOR THE YEAR
                                                           MONTHS ENDED           ENDED
                                                          APRIL 30, 2005    OCTOBER 31, 2004
                                                          --------------    ----------------
                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                       $     (752,597)   $     (1,396,181)
Net realized gain                                              9,148,744          15,278,705
Net change in unrealized appreciation                          9,528,908           3,372,227
                                                          --------------    ----------------

    NET INCREASE                                              17,925,055          17,254,751

Net decrease from capital stock transactions                 (17,272,953)        (35,739,589)
                                                          --------------    ----------------

    NET INCREASE (DECREASE)                                      652,102         (18,484,838)

NET ASSETS:
Beginning of period                                          189,810,921         208,295,759
                                                          --------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$1,681,098 AND $928,501, RESPECTIVELY)                    $  190,463,023    $    189,810,921
                                                          ==============    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM") or Morgan Stanley Investment Management Company ("MSIMC") (collectively the "Sub-Advisors"), affiliates of the Investment Adviser, determine that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the

Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of daily net assets not exceeding $1 billion; 0.82% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisors, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Advisors and the Investment Adviser, the Sub-Advisors invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid MSAITM and MSIMC compensation of $178,460 and $163,403, respectively, for the six months ended April 30, 2005.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisors. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $37,622,017 at April 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $50, $56,638 and $458, respectively and received $12,456 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2005 aggregated $16,101,240 and $34,705,882, respectively.

For the six months ended April 30, 2005, the Fund incurred brokerage commissions of $1,807 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisors and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisors and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $3,354. At April 30, 2005, the Fund had an accrued pension liability of $56,013 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                     FOR THE SIX                             FOR THE YEAR
                                                     MONTHS ENDED                                ENDED
                                                    APRIL 30, 2005                         OCTOBER 31, 2004
                                           --------------------------------        --------------------------------
                                                      (UNAUDITED)
                                               SHARES            AMOUNT                SHARES            AMOUNT
                                           --------------    --------------        --------------    --------------
CLASS A SHARES
Sold                                              111,987    $    1,591,668               849,027    $   10,851,615
Conversion from Class B                         7,901,975       112,208,044                    --                --
Redeemed                                         (258,010)       (3,716,886)             (814,531)      (10,330,754)
                                           --------------    --------------        --------------    --------------
Net increase -- Class A                         7,755,952       110,082,826                34,496           520,861
                                           --------------    --------------        --------------    --------------
CLASS B SHARES
Sold                                              392,684         5,397,907             1,399,559        17,350,845
Conversion to Class A                          (8,160,584)     (112,208,044)                   --                --
Redeemed                                       (1,771,569)      (24,433,855)           (3,798,326)      (46,648,046)
                                           --------------    --------------        --------------    --------------
Net decrease -- Class B                        (9,539,469)     (131,243,992)           (2,398,767)      (29,297,201)
                                           --------------    --------------        --------------    --------------
CLASS C SHARES
Sold                                               56,371           776,716               257,743         3,206,981
Redeemed                                          (79,534)       (1,093,820)             (299,421)       (3,721,991)
                                           --------------    --------------        --------------    --------------
Net decrease -- Class C                           (23,163)         (317,104)              (41,678)         (515,010)
                                           --------------    --------------        --------------    --------------
CLASS D SHARES
Sold                                              359,986         5,272,816               282,096         3,537,230
Redeemed                                          (72,673)       (1,067,499)             (806,010)       (9,985,469)
                                           --------------    --------------        --------------    --------------
Net increase (decrease) -- Class D                287,313         4,205,317              (523,914)       (6,448,239)
                                           --------------    --------------        --------------    --------------
Net decrease in Fund                           (1,519,367)   $  (17,272,953)           (2,929,863)   $  (35,739,589)
                                           ==============    ==============        ==============    ==============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2005, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At April 30, 2005, investments in securities of issuers in Japan represented 50.8% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2004, the Fund had a net capital loss carryforward of $383,632,701 of which $40,116,556 will expire on October 31, 2005, $268,351,895 will expire on October 31, 2006, $26,405,832 will expire on October 31, 2007, $25,342,356 will expire on October 31, 2009, $8,609,971 will expire on October 31, 2010 and $14,806,091 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                            FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                           APRIL 30, 2005         2004          2003          2002          2001          2000
                                           --------------      ----------    ----------    ----------    ----------    ----------
                                             (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $        13.01      $    11.85    $     8.60    $     8.92    $    13.29    $    14.54
                                           --------------      ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income (loss)++                    (0.03)           0.01         (0.02)        (0.05)        (0.03)        (0.10)
  Net realized and unrealized
   gain (loss)                                       1.31            1.15          3.27         (0.27)        (4.13)        (1.02)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Total income (loss) from
 investment operations                               1.28            1.16          3.25         (0.32)        (4.16)        (1.12)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Less dividends from net
 investment income                                      -               -             -             -         (0.21)        (0.13)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Net asset value,
 end of period                             $        14.29      $    13.01    $    11.85    $     8.60    $     8.92    $    13.29
                                           ==============      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                        9.84%(1)        9.79%        37.79%        (3.59)%      (31.42)%       (8.10)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.72%(2)        1.74%         1.96%         1.88%         1.74%         1.60%
Net investment income (loss)                        (0.07)%(2)       0.04%        (0.17)%       (0.40)%       (0.38)%       (0.68)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                              $      117,300      $    5,863    $    4,931    $    4,089    $    3,131    $   15,646
Portfolio turnover rate                                 8%(1)          26%           40%           32%           37%           37%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                           APRIL 30, 2005         2004          2003          2002          2001          2000
                                           --------------      ----------    ----------    ----------    ----------    ----------
                                             (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                                    $        12.64      $    11.60    $     8.53    $     8.89    $    13.11    $    14.39
                                           --------------      ----------    ----------    ----------    ----------    ----------
Income (loss) from
 investment operations:
  Net investment loss++                             (0.06)          (0.09)        (0.08)        (0.11)        (0.13)        (0.23)
  Net realized and unrealized
   gain (loss)                                       1.24            1.13          3.15         (0.25)        (4.05)        (1.02)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Total income (loss) from
 investment operations                               1.18            1.04          3.07         (0.36)        (4.18)        (1.25)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Less dividends from net
 investment income                                      -               -             -             -         (0.04)        (0.03)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Net asset value,
 end of period                             $        13.82      $    12.64    $    11.60    $     8.53    $     8.89    $    13.11
                                           ==============      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                        9.34%(1)        8.97%        35.99%        (4.05)%      (31.87)%       (8.86)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             2.48%(2)        2.51%         2.72%         2.64%         2.55%         2.37%
Net investment loss                                 (0.83)%(2)      (0.73)%       (0.93)%       (1.16)%       (1.19)%       (1.45)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                              $       57,885      $  173,504    $  187,065    $  163,000    $  231,422    $  469,924
Portfolio turnover rate                                 8%(1)          26%           40%           32%           37%           37%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                           APRIL 30, 2005         2004          2003          2002          2001          2000
                                           --------------      ----------    ----------    ----------    ----------    ----------
                                             (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $        12.63      $    11.59    $     8.52    $     8.86    $    13.07    $    14.38
                                           --------------      ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment loss++                             (0.06)          (0.09)        (0.09)        (0.10)        (0.13)        (0.23)
  Net realized and unrealized
   gain (loss)                                       1.26            1.13          3.16         (0.24)        (4.05)        (1.00)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Total income (loss) from
 investment operations                               1.20            1.04          3.07         (0.34)        (4.18)        (1.23)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Less dividends from net
 investment income                                      -               -             -             -         (0.03)        (0.08)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Net asset value,
 end of period                             $        13.83      $    12.63    $    11.59    $     8.52    $     8.86    $    13.07
                                           ==============      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                        9.50%(1)        8.97%        36.03%        (3.84)%      (31.89)%       (8.88)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             2.46%(2)        2.51%         2.72%         2.47%         2.50%         2.37%
Net investment loss                                 (0.81)%(2)      (0.73)%       (0.93)%       (0.99)%       (1.14)%       (1.45)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                              $        8,310      $    7,885    $    7,718    $    3,182    $    3,880    $   11,219
Portfolio turnover rate                                 8%(1)          26%           40%           32%           37%           37%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                           APRIL 30, 2005         2004          2003          2002          2001          2000
                                           --------------      ----------    ----------    ----------    ----------    ----------
                                             (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $        13.14      $    11.94    $     8.68    $     8.96    $    13.35    $    14.61
                                           --------------      ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income
   (loss)++                                          0.07            0.03          0.00         (0.02)        (0.02)        (0.20)
  Net realized and unrealized
   gain (loss)                                       1.25            1.17          3.26         (0.26)        (4.11)        (0.91)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Total income (loss) from
 investment operations                               1.32            1.20          3.26         (0.28)        (4.13)        (1.11)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Less dividends from net
 investment income                                      -               -             -             -         (0.26)        (0.15)
                                           --------------      ----------    ----------    ----------    ----------    ----------
Net asset value,
 end of period                             $        14.46      $    13.14    $    11.94    $     8.68    $     8.96    $    13.35
                                           ==============      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                       10.05%(1)       10.05%        37.56%        (3.12)%      (31.19)%       (7.94)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.48%(2)        1.51%         1.72%         1.64%         1.55%         1.37%
Net investment income
 (loss)                                              0.17%(2)        0.27%         0.07%        (0.16)%       (0.19)%       (0.45)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                              $        6,968      $    2,559    $    8,581    $    5,518    $    6,284    $    5,125
Portfolio turnover rate                                 8%(1)          26%           40%           32%           37%           37%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD
Mitchell M. Merin
PRESIDENT
Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER
Joseph J. McAlinden
VICE PRESIDENT
Barry Fink
VICE PRESIDENT
Amy R. Doberman
VICE PRESIDENT
Carsten Otto
CHIEF COMPLIANCE OFFICER
Stefanie V. Chang
VICE PRESIDENT
Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER
Thomas F. Caloia
VICE PRESIDENT
Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISORS
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 1601 Capital Square
Singapore 049481

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37916RPT-RA05-00443P-Y04/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                             PACIFIC GROWTH FUND


                                                               SEMIANNUAL REPORT
                                                                  APRIL 30, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005